Employee Benefit Plans (Schedule of Stock Options, by Exercise Price Range) (Details)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	552,759
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	5 years 8 months 12 days
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 7.26
Options Exercisable: Shares Exercisable | shares	366,695
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 5.76
0.00 - 4.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	96,800
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	2 years 1 month 6 days
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 3.54
Options Exercisable: Shares Exercisable | shares	96,800
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 3.54
0.00 - 4.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	0.00
0.00 - 4.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 4.00
4.01 - 8.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	253,688
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	4 years 8 months 12 days
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 6.24
Options Exercisable: Shares Exercisable | shares	238,653
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 6.18
4.01 - 8.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	4.01
4.01 - 8.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 8.00
8.01 - 12.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	172,771
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	8 years 6 months
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 9.60
Options Exercisable: Shares Exercisable | shares	31,242
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 9.37
8.01 - 12.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	8.01
8.01 - 12.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 12.00
12.01 - 16.00
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding: Shares Outstanding | shares	29,500
Options Outstanding: Weighted Average Remaining Contractual Life (in years)	10 years
Options Outstanding: Weighted Average Exercise Price (in usd per share)	$ 14.60
Options Exercisable: Shares Exercisable | shares	0
Options Exercisable: Weighted Average Exercise Price (in usd per share)	$ 0.00
12.01 - 16.00 | Minimum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, lower	12.01
12.01 - 16.00 | Maximum
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of exercise prices, upper	$ 16.00